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                       SUPPLEMENT DATED JANUARY 2, 2001
                TO THE PROSPECTUSES OF FRANKLIN TEMPLETON FUNDS

FRANKLIN FLOATING RATE TRUST, DATED DECEMBER 1, 2000*

FRANKLIN HIGH INCOME TRUST, DATED OCTOBER 1, 2000

FRANKLIN CUSTODIAN FUNDS, INC., DATED FEBRUARY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MONEY FUND, DATED NOVEMBER 1, 2000

FRANKLIN TAX-EXEMPT MONEY FUND, DATED DECEMBER 1, 2000

FRANKLIN NEW YORK TAX-FREE INCOME FUND,
DATED OCTOBER 1, 2000

FRANKLIN FEDERAL TAX-FREE INCOME FUND,
DATED SEPTEMBER 1, 2000

FRANKLIN FEDERAL MONEY FUND, DATED NOVEMBER 1, 2000

FRANKLIN CALIFORNIA TAX-FREE TRUST, DATED NOVEMBER 1, 2000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND,
DATED AUGUST 1, 2000

FRANKLIN NEW YORK TAX-FREE TRUST, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN GOLD AND PRECIOUS METALS FUND,
DATED DECEMBER 1, 2000

FRANKLIN ASSET ALLOCATION FUND, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1 AND 26, 2000

FRANKLIN GROWTH AND INCOME FUND, DATED NOVEMBER 1, 2000

FRANKLIN INVESTORS SECURITIES TRUST, DATED MARCH 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO, DATED FEBRUARY 1, 2000, AS
SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MANAGED TRUST, DATED FEBRUARY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MUNICIPAL SECURITIES TRUST, DATED OCTOBER 1, 2000

FRANKLIN TEMPLETON INTERNATIONAL TRUST, DATED MARCH 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN REAL ESTATE SECURITIES TRUST,
DATED SEPTEMBER 1, 2000

FRANKLIN STRATEGIC SERIES, DATED SEPTEMBER 1, 2000,
AS SUPPLEMENTED OCTOBER 31 AND DECEMBER 1, 2000

FRANKLIN TEMPLETON GLOBAL TRUST, DATED MARCH 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MUTUAL SERIES FUND INC., DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN VALUE INVESTORS TRUST, DATED MARCH 1, 2000
AND JUNE 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES,
DATED DECEMBER 1, 2000

FRANKLIN TEMPLETON MONEY FUND TRUST,
DATED NOVEMBER 1, 2000

FRANKLIN TAX-FREE TRUST, DATED JULY 1, 2000,
AS SUPPLEMENTED NOVEMBER 14, 2000

TEMPLETON GLOBAL INVESTMENT TRUST, DATED AUGUST 1, 2000, AS SUPPLEMENTED NOVEMBER 8, 2000

TEMPLETON GLOBAL OPPORTUNITIES TRUST, DATED MAY 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

TEMPLETON DEVELOPING MARKETS TRUST, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

(EACH AS MAY BE FURTHER SUPPLEMENTED OR AMENDED FROM TIME-TO-TIME)

Franklin Templeton is adding online services that will allow you to process certain transactions online. The sections under YOUR ACCOUNT are amended as follows:


[Insert graphic of paper with lines and someone writing]  BUYING SHARES
                                                          -------------

I. Replace the instructions "By Phone" and "By Exchange" with the following:

----------------------------------------------------------------------
[Insert graphic of       If you have another   Before requesting a
phone and computer]      Franklin Templeton    telephone or online
                         fund account with     purchase into an
BY PHONE/ONLINE          your bank account     existing account,1
                         information on file,  please make sure we
(Up to $100,000 per      you may open a new    have your bank
shareholder per day)     account by phone.1    account information
                         At this time, a new   on file. If we do not
1-800/632-2301           account may not be    have this
(or 1-800/448-FUND       opened online.        information, you will
for Class Z)                                   need to send written
                         To make a same day    instructions with
franklintempleton.com    investment, your      your bank's name and
                         phone order must be   address, a voided
NOTE: CERTAIN ACCOUNT    received and          check or savings
TYPES ARE NOT AVAILABLE  accepted by us by     account deposit slip,
FOR ONLINE ACCOUNT       1:00 p.m. Pacific     and a signature
ACCESS                   time or the close     guarantee if the bank
                         of the New York Stock and Fund accounts do
                         Exchange, whichever   not have at least one
                         is earlier./2         common owner.

                                               To make a same day
                                               investment, your
                                               phone or online order
                                               must be received and
                                               accepted by us by
                                               1:00 p.m. Pacific
                                               time or the close of
                                               the New York Stock
                                               Exchange, whichever
                                               is earlier./2
----------------------------------------------------------------------
[Insert graphic of two   Call Shareholder      Call Shareholder
arrows pointing in       Services at the       Services at the
opposite directions]     number below, or      number below or our
                         send signed written   automated TeleFACTS/3
BY EXCHANGE              instructions. You     system, or send
                         also may place an     signed written
TeleFACTS(R)/3           online exchange       instructions. You
                         order. The            also may place an
1-800/247-1753           TeleFACTS/3 system    online exchange order.
(around-the-clock        cannot beused to
access)                  open a new account.   (Please see Exchange
                                               Privilege under
franklintempleton.com    (Please see Exchange  Investor Services for
                         Privilege under       information on
                         Investor Services     exchanges.)
                         for information on
                         exchanges.)

----------------------------------------------------------------------
INVESTOR SERVICES

II. Replace TELEPHONE PRIVILEGES with the following sections:

FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. After mid-January you may also register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct the following transactions by phone or online: buy, sell, or exchange shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans, money fund check orders).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

For accounts with more than one registered owner, telephone/online privileges allow the Fund to accept online registration or telephone/online instructions for transactions from only one owner. As long as you have telephone/online exchange privileges on your account, you may exchange shares by phone or online from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions.

Additionally, if you have telephone privileges on an account with more than one owner, the Fund will accept written instructions signed by only one owner for transactions that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

[Insert graphic of certificate]  SELLING SHARES
                                 --------------

III. Replace SELLING RECENTLY PURCHASED SHARES with the following paragraph:

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft, or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified cashier's check may clear in less time

IV. Replace the instructions "By Phone," "By Electronics Fund Transfer" and "By Exchange" with the following:

SELLING SHARES
----------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000
phone and computer]      or less, you do not hold share certificates
                         and you have not changed your address by
                         phone or online within the last 15 days,
BY PHONE/ONLINE          you can sell your shares by phone or online.

1-800/632-2301           A check will be mailed to the name(s) and
(or 1-800/448-FUND       address on the account. Written
for Class Z)             instructions, with a signature guarantee,
                         are required to send the check to another
franklintempleton.com    address or to make it payable to another
                         person.

                         (Please see Telephone/Online Privileges
                         under Investor Services for more
                         information.)
----------------------------------------------------------------------
[Insert graphic of       You can call, write, or visit us online to
three lightning bolts]   have redemption proceeds sent to a bank
                         account. See the policies above for selling
BY ELECTRONIC FUNDS      shares by mail, phone, or online.
TRANSFER (ACH)
                         Before requesting to have redemption
                         proceeds sent to a bank account, please
                         make sure we have your bank account
                         information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                         If we receive your request in proper form
                         by 1:00 p.m. Pacific time,2 proceeds sent
                         by ACH generally will be available within
                         two to three business days.
----------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund
arrows pointing in       you are considering. Prospectuses are
opposite directions]     available online at franklintempleton.com.

BY EXCHANGE              Call Shareholder Services at the number
                         below or our automated TeleFACTS/3 system,
TeleFACTS(R)/3           or send signed written instructions. You
1-800/247-1753           also may place an exchange order online.
(around-the-clock        See the policies above for selling shares
access)                  by mail, phone, or online.

                         If you hold share certificates you will
                         need to return them to the Fund before your
                         exchange can be processed. (Please see
                         Exchange Privilege under Investor Services
                         for information on exchanges.)
----------------------------------------------------------------------

[Insert graphic of pen and paper]  ACCOUNT POLICIES
                                   ----------------

V. Replace the paragraph STATEMENTS AND REPORTS with the following 2 paragraphs:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You can also review these documents online at franklintempleton.com.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and will also receive copies of all notifications and statements and other information about your account directly from the Fund.

VI. Add the following sentence to ADDITIONAL POLICIES:

The Fund may modify, suspend, or terminate telephone/online privileges at any time.

*For provisions for exchanging and selling shares, please see the Fund's prospectus.

1. You may buy shares of the Franklin Templeton Money Fund Trust only in exchange for Class B or C shares of other Franklin Templeton funds. Please see BUYING SHARES in the prospectus.
2. The timing is 3:00 p.m. Pacific time for Money Funds.
3. You cannot use the TeleFACTS option to exchange shares in the Advisor Class or Class Z.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE